Cash and Cash Equivalents - Additional Information (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Disclosure of cash and cash equivalents [line items]
Cash on hand, demand deposits and other short-term liquid financial instruments	$ 604,467	$ 425,172